Non-controlling interests - Group’s NCI relates (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Equity	R 51,607	R 91,004	R 81,345	R 70,716
Non- controlling interests
Disclosure of subsidiaries [line items]
Equity	2,877	2,903	1,952	R 2,780
Non- controlling interests | NCI of Keliber
Disclosure of subsidiaries [line items]
Equity	237	616	0
Non- controlling interests | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Equity	2,634	2,283	1,939
Non- controlling interests | NCI of Group Technical Security Management
Disclosure of subsidiaries [line items]
Equity	6	6	5
Non- controlling interests | NCI of Marikana
Disclosure of subsidiaries [line items]
Equity	R 0	R (2)	R 8